Annual Total Returns - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO - Fidelity Advisor High Income Advantage Fund	Dec. 30, 2024
Fidelity Advisor High Income Advantage Fund - Class A
Bar Chart Table:
Annual Return 2014	3.86%
Annual Return 2015	(3.01%)
Annual Return 2016	13.36%
Annual Return 2017	11.38%
Annual Return 2018	(5.46%)
Annual Return 2019	17.36%
Annual Return 2020	8.69%
Annual Return 2021	11.29%
Annual Return 2022	(10.48%)
Annual Return 2023	12.44%
Fidelity Advisor High Income Advantage Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018